Share based compensation (Details Textual) - shares		12 Months Ended
	Apr. 04, 2018	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage Of Exercise Price Per Share Appreciation Limit Under Condition One		400.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	1,078,125
New Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	7 years
Equity Incentive Plan 2013 [Member] | Officers And Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		1,990,762
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period		5,779